General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expenses [Abstract]
Employee compensation	$ 4,808	$ 5,994	$ 6,173
Professional services	1,592	1,735	6,382
Depreciation and Amortization	476	510	465
Office expense	408	437	475
Others	977	1,277	1,794
Total	$ 8,261	$ 9,953	$ 15,289